Marketable securities and other securities investments - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Bonds Japan	Mar. 31, 2010 Bonds Japan	Mar. 31, 2011 Bonds US And European Government	Mar. 31, 2010 Bonds US And European Government	Mar. 31, 2011 Common stocks Japan Available-for-sale Securities	Mar. 31, 2010 Common stocks Japan Available-for-sale Securities	Mar. 31, 2011 Debt securities Available-for-sale Securities Year	Mar. 31, 2010 Debt securities Available-for-sale Securities Year
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Percentage of assets					77.00%	76.00%	23.00%	24.00%	86.00%	88.00%
Maturity period for securities											1	1
Maturity period for securities											10	10
Proceeds from sales of available-for-sale securities	$ 2,273	¥ 189,037	¥ 77,025	¥ 800,422
Gross realized gains on sales of available-for-sale securities	108	8,974	3,186	35,694
Gross realized losses on sales of available-for-sale securities	1	87	7	1,856
Impairment losses recognized on available-for-sale securities	$ 95	¥ 7,915	¥ 2,486	¥ 220,920